Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized Costs Relating to Oil and Gas Producing Activities
Producing properties		$ 1,689,132,000	$ 2,497,306,000
Unproved properties		1,243,237,000	834,255,000
Total		2,932,369,000	3,331,561,000
Accumulated depreciation and depletion		(158,210,000)	(586,444,000)
Net capitalized costs		2,774,159,000	2,745,117,000
Costs Incurred in Certain Oil and Gas Activities
Proved property acquisition costs		10,254,000	105,405,000	50,657,000
Unproved property acquisition costs		687,403,000	195,131,000	247,733,000
Development costs and other		839,151,000	527,710,000	299,926,000
Asset retirement obligation	(44,000)	9,440,000	906,000	332,000
Total costs incurred		1,546,248,000	829,152,000	598,648,000
Costs incurred allocated to proved properties				50,700,000
Costs incurred allocated to unproved properties				206,300,000
Results of Operations for Oil and Gas Producing Activities
Revenues		390,378,000	391,994,000	206,462,000
Operating expenses:
Production expenses		185,505,000	136,635,000	80,097,000
Exploration expenses		15,339,000	9,876,000	24,794,000
Depreciation and depletion		181,664,000	164,011,000	124,341,000
Impairment		13,032,000	11,051,000	35,859,000
Results of operations before income tax expense (benefit)		(5,162,000)	70,421,000	(58,629,000)
Income tax (expense) benefit		2,008,000	(26,056,000)	6,449,000
Results of operations		$ (3,154,000)	$ 44,365,000	$ (52,180,000)